Financial instruments (Details 14) - USD ($) $ in Thousands		Dec. 31, 2017		Dec. 31, 2016
Disclosure of financial instruments [Line Items]
Loans and receivables	[1]	$ 5,419,379		$ 5,907,494
Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		5,505,658	[2]	6,020,731
Banking and financial institutions [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		2,657,444		2,283,876
Industrial [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		772,238		1,242,441
Oil and petroleum derived products [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		735,413		788,186
Agricultural [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		501,241		1,007,139
Services [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		430,717		419,440
Mining [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		231,687		54,000
Others [Member] | Gross carrying amount [member]
Disclosure of financial instruments [Line Items]
Loans and receivables		$ 176,918		$ 225,649

[1]	The carrying value of loans at amortized cost is net of the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017; allowance for expected credit losses of $106.0 million and unearned interest and deferred fees of $7.2 million for December 31, 2016.
[2]	Current ratings as of December 31, 2017 and 2016, respectively.